Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Year ended December 31,
	2021	2020
Revenue by primary geographical market:
United States	$2,215	$330
Germany	536	25
Other European countries	111	110
Asia	145	1,114

Total	$3,007	$1,579

Revenue by timing of recognition:
Recognized at a point in time	$2,991	$1,515
Recognized over time	16	64

Total	$3,007	$1,579

Schedule of Contract Liabilities
Contract liabilities consisted of the following as of December 31, 2021 (in thousands):

As of December 31, 2021
Contract liabilities, current	$2,287
Contract liabilities, noncurrent	631

Total	$2,918

The following table shows the significant changes in contract liabilities balance as of December 31, 2021 and 2020 (in thousands):

	Year ended December 31,
	2021	2020
Beginning balance	$660	$950
Revenue recognized that was included in the contract liabilities beginning balance	(570)	(450)
Increase due to invoices issued on performance obligations not yet satisfied during the period	2,828	160

Ending balance	$2,918	$660